COMMITMENTS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Lease expiration date	Mar. 31, 2029
Lease payments	$ 552	$ 271
Lease office space [member] | Per month [member]
IfrsStatementLineItems [Line Items]
Lease payments	71
Lease office space [member] | Annually [member]
IfrsStatementLineItems [Line Items]
Lease payments	$ 852
Lease warehouse space [member]
IfrsStatementLineItems [Line Items]
Lease expiration date	Mar. 31, 2029
Lease warehouse space [member] | Per month [member]
IfrsStatementLineItems [Line Items]
Lease payments	$ 41
Lease warehouse space [member] | Annually [member]
IfrsStatementLineItems [Line Items]
Lease payments	$ 492
Lease factory space [member]
IfrsStatementLineItems [Line Items]
Lease expiration date	Mar. 31, 2027
Lease factory space [member] | Per month [member]
IfrsStatementLineItems [Line Items]
Lease payments	$ 21
Lease factory space [member] | Annually [member]
IfrsStatementLineItems [Line Items]
Lease payments	$ 252